PGIM Target Date 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 47.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	88,891	$1,350,260
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	223,001	9,923,523
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	154,272	1,727,848
		13,001,631
Fixed Income — 22.6%
PGIM Core Conservative Bond Fund (Class R6)	125,003	1,075,023
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	194,343	1,323,473
PGIM TIPS Fund (Class R6)	171,962	1,442,757
PGIM Total Return Bond Fund (Class R6)	197,632	2,367,632
		6,208,885
International Equity — 30.0%
PGIM Global Real Estate Fund (Class R6)	66,596	1,366,551
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	139,133	1,733,603
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	359,409	5,135,953
		8,236,107

Total Long-Term Investments (cost $23,105,633)		27,446,623

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $31,499)	31,499	31,499

TOTAL INVESTMENTS 100.0% (cost $23,137,132)(wa)		27,478,122
Liabilities in excess of other assets (0.0)%		(8,792)

Net Assets 100.0%		$27,469,330

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2045 Fund